Investment in Affiliates - Financial information of affiliate companies, balance sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance Sheet
Cash and cash equivalents (including restricted cash)	$ 30,728	$ 30,402	$ 61,455	$ 29,933
Current assets (excluding cash and cash equivalents and restricted cash)	60,780	75,990
Non-current assets	1,146,489	1,177,527
Current liabilities (excluding current portion of long-term debt)	253,252	79,784
Long- term debt including current portion, net	491,169	494,366
Non-current liabilities	$ 299,187	445,714
Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member] | Navios Europe II [Member]
Balance Sheet
Cash and cash equivalents (including restricted cash)		27,431
Current assets (excluding cash and cash equivalents and restricted cash)		4,818
Non-current assets		179,688
Current liabilities (excluding current portion of long-term debt)		46,892
Long- term debt including current portion, net		89,025
Non-current liabilities		$ 84,284